Financial Instruments and Financial Risk Management (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) counterparty $ / shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk, description	As at June 30, 2019, if the US dollar had increased or decreased by 10% against the Euro, with all variables held constant, net income for the six-month period ended June 30, 2019 would have been lower or higher by approximately $546 (2018 - $1,180).
Foreign exchange risk exposure	$ 546	$ 1,180
Trade and Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | counterparty	3		4
Trade and Other Current Receivables [Member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables	$ 272		$ 197
Trade and Other Current Receivables [Member] | Financial assets past due but not impaired [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables			$ 55
Trade and Warrant Liability [Member] | -30% Bottom of range [Member] | Equity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 2.04
Trade and Warrant Liability [Member] | +30% Top of range [member] | Equity Price Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common stock, share price | $ / shares	$ 5.43